Revision of Previously Issued Financial Statements - Summary of Restatement of Warrants in Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 25, 2020	Jul. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption		$ 207,372,020			$ 207,372,020		$ 207,372,020
Additional paid-in capital		0			0		0
Retained earnings (Accumulated deficit)		(42,135,525)			(29,250,419)		(42,135,525)
Total Shareholders' Equity (Deficit)	$ (26,553,525)	(42,135,007)			$ (29,249,901)		(42,135,007)		$ 0
Basic and diluted net income (loss) per share					$ (0.26)
Initial classification of Class A ordinary shares subject to possible redemption	$ 207,372,020
Weighted average shares outstanding	2,033,898				5,111,809
VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (Accumulated deficit)					$ (29,250,419)
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	$ 168,446,470,000		$ 160,720,160,000		173,122,110,000	$ 160,720,160,000		$ 168,557,240,000
Class A common stock	316,000		467,000		343,000	467,000		314,000
Additional paid-in capital	8,031,540,000		22,262,164,000	$ 43,531,612	9,860,338,000	22,262,164,000		7,920,772,000
Retained earnings (Accumulated deficit)	(3,032,369,000)		(17,263,148,000)	(38,532,806)	(4,861,190,000)	(17,263,148,000)		(2,921,596,000)
Total Shareholders' Equity (Deficit)	$ 5,000,005,000		$ 5,000,001,000	$ 5,000,003,000	$ 5,000,009,000	$ 5,000,001,000		$ 5,000,008,000
Number of shares subject to possible redemption	16,844,647		16,072,016	13,945,050	17,312,211	16,072,016		16,855,724
Initial classification of Class A ordinary shares subject to possible redemption	$ 168,557,240,000				$ 174,833,010,000
Change in value of Class A ordinary shares subject to possible redemption	$ (110,770,000)			$ 33,671,610,000	(1,760,900,000)	$ (12,401,950,000)
Weighted average shares outstanding	5,000,000			20,737,202
Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	$ 31,553,530,000		$ 46,651,860,000		34,249,910,000	46,651,860,000		$ 31,442,760,000
Class A common stock	(316,000)		(467,000)		(343,000)	(467,000)		(314,000)
Additional paid-in capital	(8,031,540,000)		(22,262,164,000)	$ (43,531,612)	(9,860,338,000)	(22,262,164,000)		(7,920,772,000)
Retained earnings (Accumulated deficit)	(23,521,674,000)		(24,389,229,000)	(24,389,229)	(24,389,229,000)	(24,389,229,000)		(23,521,674,000)
Total Shareholders' Equity (Deficit)	$ (31,553,530,000)		$ (46,651,860,000)	$ (67,921,520,000)	$ (34,249,910,000)	$ (46,651,860,000)		$ (31,442,760,000)
Number of shares subject to possible redemption	3,155,353		4,665,186	6,792,152	3,424,991	4,665,186		3,144,276
Initial classification of Class A ordinary shares subject to possible redemption	$ (168,557,240,000)				$ (174,833,010,000)
Change in value of Class A ordinary shares subject to possible redemption	(110,770,000)			$ (33,671,610,000)	$ 1,760,900,000	$ 12,401,950,000
Weighted average shares outstanding					13,429,289
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	200,000,000,000		$ 207,372,020,000		$ 207,372,020,000	207,372,020,000		$ 200,000,000,000
Class A common stock	0				0			0
Additional paid-in capital	0				0			0
Retained earnings (Accumulated deficit)	(26,554,043,000)		(41,652,377,000)	(62,922,035)	(29,250,419,000)	(41,652,377,000)		(26,443,270,000)
Total Shareholders' Equity (Deficit)	$ (26,553,825,000)		$ (41,651,859,000)	$ (62,921,517,000)	$ (29,249,901,000)	$ (41,651,859,000)		$ (26,442,752,000)
Number of shares subject to possible redemption	20,000,000		20,737,202	20,737,202	20,737,202	20,737,202		20,000,000
Initial classification of Class A ordinary shares subject to possible redemption	$ 0				$ 0
Change in value of Class A ordinary shares subject to possible redemption	$ 0				0
Weighted average shares outstanding				20,737,202
Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption		$ 207,372,020			207,372,020,000		$ 207,372,020
Class A common stock					$ 0
Number of shares subject to possible redemption					20,737,202
Basic and diluted net income (loss) per share	$ (0.34)	$ (0.02)			$ (0.26)		$ (0.50)
Weighted average shares outstanding	3,870,968	20,737,202			13,429,289		20,737,202
Class A [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption				$ 139,450,500
Class A common stock				679
Basic and diluted net income (loss) per share	$ 0				$ 0
Initial classification of Class A ordinary shares subject to possible redemption	$ 20,737,202
Change in value of Class A ordinary shares subject to possible redemption	$ 5,184,300
Weighted average shares outstanding	20,000,000		20,737,202
Class A [Member] | Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption				67,921,520
Class A common stock				(679)
Basic and diluted net income (loss) per share	$ (0.43)		$ 0.82		$ (0.26)	$ (0.48)	$ (1.30)
Initial classification of Class A ordinary shares subject to possible redemption	$ 0
Change in value of Class A ordinary shares subject to possible redemption	$ 0
Weighted average shares outstanding	17,966,102				5,184,300
Class A [Member] | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption				$ 207,372,020
Basic and diluted net income (loss) per share	$ (0.43)		$ 0.82		$ (0.26)	(0.48)	$ (1.30)
Initial classification of Class A ordinary shares subject to possible redemption	$ 20,737,202
Weighted average shares outstanding	7,307,913		20,737,202		20,737,202
Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock		$ 518			$ 518		$ 518
Basic and diluted net income (loss) per share	$ (0.34)	$ (0.02)			$ (0.26)		$ (0.50)
Weighted average shares outstanding	5,000,000	5,184,300			5,111,809		5,184,300
Class B [Member] | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share				$ 5.20
Weighted average shares outstanding				5,184,300
Class B [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	$ (0.58)			$ 4.10	$ (0.94)	(2.40)
Weighted average shares outstanding	5,184,300		5,184,300	5,184,300
Class B [Member] | As Reported | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share				$ (6.50)
Class B [Member] | Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	$ 0.15			(3.28)	$ 0.68	1.92
Weighted average shares outstanding	184,300				72,491
Class B [Member] | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	$ (0.43)			(1.30)		$ (0.48)
Weighted average shares outstanding			5,184,300			5,184,300
Class B [Member] | As Revised | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share				$ 0.82	$ (0.26)